Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Allowance for Doubtful Accounts Receivable, Current	$ 596	$ 325
Common Stock, No Par Value	$ 0	$ 0
Common Stock, Shares, Issued	16,591,002	14,958,277
Common Stock, Shares, Outstanding	16,591,002	14,958,277